RETAINED PROFITS	12 Months Ended
Dec. 31, 2019
Disclosure of Retained Profits [Abstract]
Disclosure of Retained Profits [Text Block]
36 RETAINED PROFITS

	The Group			The Bank
	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m
At 31 December 2017		37,718			53,145
Adjustment on adoption of IFRS 9 and IFRS 15		(969)			(302)
At 1 January	27,321	36,749	36,231	45,051	52,843	50,390
Profit for the year (see below for the Bank)[1]	2,796	4,182	4,213	2,446	6,141	5,353
Capital transactions with parent
Dividends paid (note 38)	(4,100)	(11,022)	(2,650)	(4,100)	(11,022)	(2,650)
Capital repayments	–	(2,975)	–	–	(2,975)	–
Capital contributions received	229	265	432	229	265	432
Return of capital contributions	(5)	(9)	(77)	(5)	(9)	(77)
	(3,876)	(13,741)	(2,295)	(3,876)	(13,741)	(2,295)
Distributions on other equity instruments[1]	(281)	(275)	(273)	(281)	(275)	(273)
Realised gains and losses on equity shares held at fair value through other comprehensive income	12	(111)		12	(144)
Redemption of preference shares (note 34)	–	–	(600)		–	(600)
Post-retirement defined benefit scheme remeasurements	(1,117)	120	482	(576)	(162)	332
Share of other comprehensive income of associates and joint ventures	–	8	–	–	–	–
Gains and losses attributable to own credit risk (net of tax)[2]	(306)	389	(40)	(306)	389	(40)
Adjustment on vesting of businesses	–	–	–	–	–	278
At 31 December	24,549	27,321	37,718	42,470	45,051	53,145

1	Restated, see note 1.

2	During 2017 the Group and the Bank derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £3 million, net of tax, had been recognised directly in retained profits (2018 and 2019: £nil).

The profit after tax of the Bank was arrived at as follows:

	2019	2018[1]	2017[1]
	£m	£m	£m
Net interest income	5,684	6,129	5,829
Net fee and commission income	743	839	969
Net trading income	(121)	456	(51)
Dividends received	1,331	4,848	4,378
Other operating income	2,290	1,933	2,346
Other income	4,243	8,076	7,642
Total income	9,927	14,205	13,471
Regulatory provisions	(996)	(939)	(1,123)
Other operating expenses	(5,337)	(5,864)	(6,078)
Total operating expenses	(6,333)	(6,803)	(7,201)
Trading surplus	3,594	7,402	6,270
Impairment	(503)	(504)	(462)
Profit before tax	3,091	6,898	5,808
Tax expense	(645)	(757)	(455)
Profit for the year	2,446	6,141	5,353

1	Restated, see note 1.